Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 0	$ 0
Accounts receivable, net	29,523	16,282
Inventories, net	33,393	32,168
Prepaid expenses and other current assets	1,291	1,028
Deferred income taxes	1,814	687
Total current assets	66,021	50,165
Property, plant & equipment, net	3,611	2,883
Other noncurrent assets	1,451	2,305
TOTAL ASSETS	71,083	55,353
LIABILITIES AND STOCKHOLDERS' EQUITY
Income taxes payable	564	619
Current maturities of long-term debt and capital lease obligations	23	2,226
Line of credit	19,666	21,633
Accounts payable	27,574	17,210
Accrued liabilities	4,015	2,211
Total current liabilities	51,842	43,899
LONG-TERM OBLIGATIONS
Other noncurrent liabilities	116	189
Deferred income taxes	490	233
Private placement warrants	3,270
Long-term debt and capital lease obligations, net of current maturities	41	5,676
TOTAL LIABILITIES	55,759	49,997
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Series A convertible preferred stock - $0.001 par value. Authorized 114,000 shares. Issued and outstanding: -0- and 95,961 shares at December 31, 2011 and 2010, respectively.
Common stock - $0.001 par value. Authorized 50,000,000 shares. Issued and outstanding 9,064,537 and 312,500 shares at December 31, 2011 and 2010, respectively.	10
Additional paid-in-capital	10,154	7
Retained earnings	9,410	5,349
Treasury stock, at cost, 830,925 shares and -0- at December 31, 2011 and 2010, respectively.	(4,250)
TOTAL STOCKHOLDERS' EQUITY	15,324	5,356
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 71,083	$ 55,353